Quarterly Report
January 31, 2024
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 85.2%
Brazil – 11.7%
Federative Republic of Brazil, 0.01%, 1/01/2026	BRL	123,464,000	$20,846,636
Federative Republic of Brazil, 10%, 1/01/2027		200,031,000	40,488,289
			$61,334,925
Chile – 4.4%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$884,913
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		622,000	635,037
Republic of Chile, 2.5%, 3/01/2025	CLP	5,750,000,000	5,985,340
Republic of Chile, 5%, 10/01/2028 (n)		8,795,000,000	9,502,015
Republic of Chile, 4.7%, 9/01/2030		3,670,000,000	3,820,039
Republic of Chile, Inflation Linked Bond, 3.4%, 10/01/2039		2,075,081,150	2,510,227
			$23,337,571
China – 4.5%
China Development Bank, 3.45%, 9/20/2029	CNY	39,970,000	$5,838,550
People's Republic of China, 2.75%, 2/17/2032		24,780,000	3,512,215
People's Republic of China, 2.88%, 2/25/2033		100,560,000	14,457,399
			$23,808,164
Colombia – 8.3%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$892,687
Republic of Colombia, 7.5%, 8/26/2026		21,450,800,000	5,338,839
Republic of Colombia, 5.75%, 11/03/2027		91,004,300,000	21,106,839
Republic of Colombia, 7.25%, 10/18/2034		33,511,800,000	7,292,692
Republic of Colombia, “B”, 7.75%, 9/18/2030		37,543,600,000	9,028,767
			$43,659,824
Czech Republic – 5.1%
Czech Republic, 2.5%, 8/25/2028	CZK	311,370,000	$12,907,546
Czech Republic, 2.75%, 7/23/2029		48,800,000	2,028,904
Czech Republic, 2%, 10/13/2033		265,630,000	9,873,879
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,282,065
PPF Telecom Group B.V., 3.25%, 9/29/2027		900,000	943,078
			$27,035,472
Dominican Republic – 0.6%
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	159,700,000	$3,292,603
Guatemala – 0.1%
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$546,000	$510,035
Hungary – 4.7%
Republic of Hungary, 4.5%, 3/23/2028	HUF	4,289,600,000	$11,502,424
Republic of Hungary, 2.25%, 4/20/2033		3,199,470,000	6,705,814
Republic of Hungary, 2.25%, 6/22/2034		3,212,630,000	6,535,737
			$24,743,975
India – 0.8%
Republic of India, 7.18%, 8/14/2033	INR	209,610,000	$2,521,223
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		$1,720,000	1,712,948
			$4,234,171

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 8.1%
Republic of Indonesia, 6.375%, 8/15/2028	IDR	236,665,000,000	$14,970,336
Republic of Indonesia, 9%, 3/15/2029		36,969,000,000	2,592,515
Republic of Indonesia, 7%, 9/15/2030		123,476,000,000	7,999,101
Republic of Indonesia, 6.375%, 4/15/2032		58,369,000,000	3,643,180
Republic of Indonesia, 7.5%, 8/15/2032		103,331,000,000	6,905,235
Republic of Indonesia, 8.375%, 4/15/2039		80,644,000,000	5,839,689
Republic of Indonesia, 7.125%, 6/15/2043		6,000,000,000	390,061
			$42,340,117
Jamaica – 0.2%
Government of Jamaica, 9.625%, 11/03/2030	JMD	190,000,000	$1,282,326
Malaysia – 4.1%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,121,333
Government of Malaysia, 4.232%, 6/30/2031		28,665,000	6,245,154
Government of Malaysia, 3.582%, 7/15/2032		25,387,000	5,260,171
Government of Malaysia, 3.757%, 5/22/2040		16,760,000	3,403,946
Government of Malaysia, 4.065%, 6/15/2050		20,945,000	4,335,676
			$21,366,280
Mexico – 10.8%
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)		$1,031,000	$1,065,951
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		1,096,000	1,010,958
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	713,873
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	536,113
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (z)		9,279,900	503,980
United Mexican States, 10%, 12/05/2024		23,970,000	1,384,136
United Mexican States, 5.75%, 3/05/2026		79,400,000	4,253,366
United Mexican States, 8.5%, 5/31/2029		279,900,000	15,846,066
United Mexican States, 7.75%, 5/29/2031		246,200,000	13,222,262
United Mexican States, 7.5%, 5/26/2033		86,400,000	4,482,225
United Mexican States, 7.75%, 11/23/2034		265,300,000	13,836,478
			$56,855,408
Peru – 2.5%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,685,906
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/2033 (n)		$766,000	815,803
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,119,575
Republic of Peru, 6.95%, 8/12/2031	PEN	27,605,000	7,572,889
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	817,425
			$13,011,598
Philippines – 0.5%
Republic of Philippines, 6.875%, 1/10/2029	PHP	140,000,000	$2,562,297
Poland – 2.5%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$980,898
Republic of Poland, 2.75%, 4/25/2028	PLN	13,830,000	3,173,845
Republic of Poland, 1.25%, 10/25/2030		21,424,000	4,226,234
Republic of Poland, 1.75%, 4/25/2032		21,249,000	4,126,100
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	573,000	534,616
			$13,041,693
Romania – 4.0%
Republic of Romania, 4.75%, 2/24/2025	RON	50,935,000	$10,930,040
Republic of Romania, 8.75%, 10/30/2028		14,700,000	3,515,713
Republic of Romania, 4.25%, 4/28/2036		35,715,000	6,379,741
			$20,825,494

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Slovenia – 0.1%
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	311,000	$334,609
South Africa – 6.0%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,859,525
Republic of South Africa, 8%, 1/31/2030		65,563,000	3,225,710
Republic of South Africa, 7%, 2/28/2031		99,671,000	4,467,028
Republic of South Africa, 8.875%, 2/28/2035		156,479,000	7,039,779
Republic of South Africa, 9%, 1/31/2040		336,069,000	13,963,310
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	830,757
			$31,386,109
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		$2,408,000	$1,229,073
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		972,000	490,969
			$1,720,042
Thailand – 4.1%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	459,633,000	$14,070,637
Kingdom of Thailand, 1.6%, 6/17/2035		141,450,000	3,546,304
Kingdom of Thailand, 3.3%, 6/17/2038		84,884,000	2,499,860
Kingdom of Thailand, 2%, 6/17/2042		63,517,000	1,536,360
			$21,653,161
Uruguay – 1.8%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	249,281,000	$6,191,476
Oriental Republic of Uruguay, 8.25%, 5/21/2031		67,477,000	1,623,273
Oriental Republic of Uruguay, 9.75%, 7/20/2033		64,341,000	1,693,918
			$9,508,667
Total Bonds			$447,844,541
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – June 2024 @ $37	Put	Goldman Sachs International	$5,758,500	1,500	$136,500
iShares MSCI Emerging Markets ETF – September 2024 @ $34	Put	Goldman Sachs International	3,570,270	930	69,750
					$206,250
Issuer	Shares/Par
Investment Companies (h) – 10.8%
Money Market Funds – 10.8%
MFS Institutional Money Market Portfolio, 5.4% (v)	56,637,088	$56,642,752

Other Assets, Less Liabilities – 4.0%		21,262,479
Net Assets – 100.0%		$525,956,022
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,642,752 and $448,050,791, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,881,246, representing 5.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	12/10/2014	$628,591	$503,980
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
COP	2,014,717,090	USD	500,940	Barclays Bank PLC	4/17/2024	$9,242
COP	2,769,338,760	USD	692,593	JPMorgan Chase Bank N.A.	4/17/2024	8,681

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
MXN	9,639,377	USD	552,550	Morgan Stanley Capital Services, Inc.	4/19/2024	$409
MXN	13,412,626	USD	768,586	State Street Bank Corp.	4/19/2024	825
TRY	255,984,321	USD	7,691,166	BNP Paribas S.A.	4/19/2024	114,918
ZAR	9,763,233	USD	512,104	Brown Brothers Harriman	4/19/2024	5,979
ZAR	46,940,947	USD	2,490,646	State Street Bank Corp.	4/19/2024	264
USD	10,607,857	AUD	15,772,622	HSBC Bank	4/19/2024	234,661
USD	646,618	BRL	3,178,000	Banco Santander S.A.	2/02/2024	5,168
USD	5,927,648	BRL	29,317,701	Barclays Bank PLC	2/02/2024	10,138
USD	3,547,047	BRL	17,629,357	Barclays Bank PLC	5/03/2024	22,161
USD	4,146,687	BRL	20,450,630	Citibank N.A.	2/02/2024	18,916
USD	1,880,542	BRL	9,278,969	Goldman Sachs International	2/22/2024	10,946
USD	1,710,672	BRL	8,508,556	Goldman Sachs International	5/03/2024	9,436
USD	252,790	CAD	337,423	HSBC Bank	4/19/2024	1,561
USD	11,109,547	CLP	10,292,655,674	Barclays Bank PLC	4/12/2024	92,247
USD	759,653	CLP	704,046,137	Citibank N.A.	4/12/2024	6,039
USD	486,629	CLP	444,861,985	Morgan Stanley Capital Services, Inc.	4/12/2024	10,447
USD	1,153,401	CNH	8,233,081	HSBC Bank	4/19/2024	2,449
USD	257,760	EUR	235,793	HSBC Bank	4/19/2024	2,102
USD	1,310,779	EUR	1,191,248	State Street Bank Corp.	4/19/2024	19,168
USD	3,862,295	HUF	1,344,945,314	BNP Paribas S.A.	4/19/2024	101,035
USD	1,314,347	JPY	190,504,772	Morgan Stanley Capital Services, Inc.	4/19/2024	4,261
USD	8,041,850	KRW	10,381,189,431	Barclays Bank PLC	2/16/2024	257,607
USD	564,224	PEN	2,130,176	Goldman Sachs International	2/29/2024	4,706
USD	2,364,615	PHP	131,900,608	Barclays Bank PLC	2/07/2024	21,861
USD	2,633,147	PLN	10,424,418	Merrill Lynch International	4/19/2024	32,354
USD	1,230,961	RON	5,583,621	UBS AG	4/19/2024	19,299
USD	1,114,435	THB	38,897,000	JPMorgan Chase Bank N.A.	4/03/2024	18,415
						$1,045,295
Liability Derivatives
BRL	3,178,000	USD	641,566	Banco Santander S.A.	2/02/2024	$(117)
BRL	29,317,701	USD	5,949,824	Barclays Bank PLC	2/02/2024	(32,315)
BRL	20,450,630	USD	4,128,521	Citibank N.A.	2/02/2024	(750)
CNH	78,286,387	USD	10,984,757	State Street Bank Corp.	4/19/2024	(40,625)
CZK	123,724,084	USD	5,478,931	HSBC Bank	4/19/2024	(102,102)
EUR	273,681	USD	298,345	HSBC Bank	4/19/2024	(1,606)
EUR	2,382,035	USD	2,623,537	Merrill Lynch International	4/19/2024	(40,816)
EUR	1,861,666	USD	2,033,835	State Street Bank Corp.	4/19/2024	(15,324)
HUF	71,311,889	USD	200,431	HSBC Bank	4/19/2024	(1,001)
IDR	113,919,444,569	USD	7,335,444	Barclays Bank PLC	2/12/2024	(117,243)
IDR	19,808,726,299	USD	1,268,650	Morgan Stanley Capital Services, Inc.	2/12/2024	(13,524)
JPY	1,110,459,131	USD	7,651,547	HSBC Bank	4/19/2024	(15,010)
MXN	749,638	USD	43,093	HSBC Bank	4/19/2024	(90)
MYR	144,194,085	USD	30,822,869	Barclays Bank PLC	3/14/2024	(262,226)
PEN	21,230,000	USD	5,687,033	Barclays Bank PLC	2/29/2024	(110,707)
PEN	2,840,113	USD	757,869	Citibank N.A.	4/29/2024	(12,581)
PEN	11,154,000	USD	2,989,448	Merrill Lynch International	2/29/2024	(59,710)
PLN	60,063,326	USD	15,106,237	HSBC Bank	4/19/2024	(121,013)
PLN	67,130,545	USD	16,892,862	Merrill Lynch International	4/19/2024	(144,435)
RON	2,513,919	USD	548,497	HSBC Bank	4/19/2024	(2,969)
SGD	3,456,419	USD	2,586,395	State Street Bank Corp.	4/19/2024	(1,103)
THB	117,728,601	USD	3,392,364	Barclays Bank PLC	4/03/2024	(75,069)
THB	1,123,968,456	USD	32,381,689	JPMorgan Chase Bank N.A.	4/03/2024	(711,090)
USD	12,691,367	CAD	17,102,522	State Street Bank Corp.	4/19/2024	(42,363)
USD	4,020,690	COP	16,180,261,145	Barclays Bank PLC	4/17/2024	(76,601)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	13,620,978	COP	54,763,141,138	Goldman Sachs International	4/17/2024	$(246,567)
USD	2,395,308	JPY	350,334,296	Citibank N.A.	4/19/2024	(13,913)
USD	203,969	PEN	777,305	Citibank N.A.	4/29/2024	(7)
USD	9,475,413	PEN	36,812,929	Merrill Lynch International	2/29/2024	(193,963)
USD	5,000,069	THB	177,788,912	JPMorgan Chase Bank N.A.	4/03/2024	(9,574)
USD	1,163,597	TRY	38,641,059	State Street Bank Corp.	4/19/2024	(14,738)
						$(2,479,152)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	210	$26,900,028	March – 2024	$106,800
U.S. Treasury Note 10 yr	Long	USD	90	10,109,531	March – 2024	174,769
U.S. Treasury Note 2 yr	Long	USD	160	32,905,000	March – 2024	296,767
U.S. Treasury Note 5 yr	Long	USD	400	43,356,250	March – 2024	846,464
						$1,424,800
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/29	BRL	22,600,000	centrally cleared	11.18% / At Maturity	Daily BZDIOVRA / At Maturity	$139,644	$—	$139,644
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	61,845	—	61,845
9/20/25	CLP	4,375,000,000	centrally cleared	5.61% / Semi-annually	Daily CLOIS / Semi-annually	669	—	669
6/20/27	CZK	228,000,000	centrally cleared	3.94% / Annually	PRIBOR / Semi-annually	110,542	55,213	165,755
12/22/27	CZK	727,831,000	centrally cleared	3.17% / Annually	PRIBOR / Semi-annually	45,198	19,697	64,895
4/13/32	USD	2,916,000	centrally cleared	3.116% / At Maturity	USA-CPI-U / At Maturity	71,760	—	71,760
						$429,658	$74,910	$504,568
Liability Derivatives
Interest Rate Swaps
1/02/26	BRL	25,000,000	centrally cleared	10.045% / At Maturity	Daily BZDIOVRA / At Maturity	$(11,661)	$—	$(11,661)
1/02/26	BRL	48,270,000	centrally cleared	9.9975% / At Maturity	Daily BZDIOVRA / At Maturity	(3,761)	—	(3,761)
1/02/26	BRL	39,635,000	centrally cleared	10.08% / At Maturity	Daily BZDIOVRA / At Maturity	(21,904)	—	(21,904)
1/02/26	BRL	15,000,000	centrally cleared	9.9325% / At Maturity	Daily BZDIOVRA / At Maturity	(12,153)	—	(12,153)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
1/02/29	BRL	79,677,000	centrally cleared	10.255% / At Maturity	Daily BZDIOVRA / At Maturity	$(28,546)	$—	$(28,546)
4/28/33	CLP	3,953,502,000	centrally cleared	Daily CLOIS / Semi-annually	5.17% / Semi-annually	(96,413)	—	(96,413)
10/23/33	CLP	2,251,371,000	centrally cleared	Daily CLOIS / Semi-annually	6.1% / Semi-annually	(228,049)	—	(228,049)
12/22/27	CZK	949,069,000	centrally cleared	3.05% / Annually	PRIBOR / Semi-annually	(44,911)	38,069	(6,842)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(29,953)	—	(29,953)
12/18/30	MXN	270,727,000	centrally cleared	7.905% / 28 Days	28 day TIIE / 28 days	(66,691)	(24)	(66,715)
12/18/30	MXN	75,855,000	centrally cleared	7.85% / 28 Days	28 day TIIE / 28 days	(27,587)	482	(27,105)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(99,496)	(9,238)	(108,734)
7/27/32	THB	200,000,000	centrally cleared	2.47% / Quarterly	6-Month THBFIX / Quarterly	(42,866)	—	(42,866)
4/28/33	USD	4,867,000	centrally cleared	3.149% / Annually	Daily SOFR / Annually	(262,105)	—	(262,105)
						$(976,096)	$29,289	$(946,807)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/07/27	MYR	36,564,000	JPMorgan Chase Bank N.A.	3.65% / Quarterly	3-Month KLIBOR / Quarterly	$43,762	$—	$43,762
At January 31, 2024, the fund had cash collateral of $6,667,028 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$206,250	$—	$206,250
Non - U.S. Sovereign Debt	—	431,927,910	—	431,927,910
Foreign Bonds	—	15,916,631	—	15,916,631
Mutual Funds	56,642,752	—	—	56,642,752
Total	$56,642,752	$448,050,791	$—	$504,693,543
Other Financial Instruments
Futures Contracts – Assets	$1,424,800	$—	$—	$1,424,800
Forward Foreign Currency Exchange Contracts – Assets	—	1,045,295	—	1,045,295
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,479,152)	—	(2,479,152)
Swap Agreements – Assets	—	548,330	—	548,330
Swap Agreements – Liabilities	—	(946,807)	—	(946,807)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,854,062	$62,169,197	$30,381,672	$807	$358	$56,642,752
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$605,189	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
Czech Republic	21.1%
Brazil	18.7%
Mexico	14.8%
Colombia	8.5%
Indonesia	8.3%
South Africa	6.1%
Hungary	6.0%
Malaysia	5.6%
United States	(23.1)%
Other Countries	34.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.